ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Balance at beginning of the year	$ 72	$ 338	$ 591
Accruals	478	192	412
Utilization	(359)	(458)	(665)
Balance at end of the year	$ 191	$ 72	$ 338